Schedule of Investments – IQ Healthy Hearts ETF
July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks — 99.8%
Australia - 0.5%
Ramsay Health Care Ltd.	1,102	$43,746

Canada - 0.9%
George Weston Ltd.	341	39,340
Loblaw Cos. Ltd.	465	41,333

Total Canada		80,673

China - 0.4%
China Traditional Chinese Medicine Holdings Co., Ltd.	82,717	38,077

Denmark - 4.7%
Novo Nordisk A/S, Class B	2,518	406,871

France - 0.8%
Danone SA	1,060	64,898

Germany - 2.3%
adidas AG	269	54,572
Fresenius SE & Co. KGaA	1,438	45,233
Puma SE	854	57,850
Siemens Healthineers AG	717	41,756

Total Germany		199,411

Ireland - 0.5%
Glanbia PLC	2,805	43,637

Italy - 1.0%
Moncler SpA	607	43,983
Technogym SpA	4,346	40,226

Total Italy		84,209

Japan - 1.6%
Asahi Intecc Co., Ltd.	2,158	44,320
Asics Corp.	1,559	49,136
Shimano, Inc.	269	40,801

Total Japan		134,257

Malaysia - 0.5%
IHH Healthcare Bhd	32,384	42,733

Netherlands - 0.4%
Basic-Fit NV*(a)	1,024	34,706

Norway - 0.5%
Mowi ASA	2,408	42,428

South Africa - 0.5%
Netcare Ltd.	56,246	44,279
	Shares	Value
Common Stocks (continued)
Spain - 0.6%
Fluidra SA	2,341	$51,931

Sweden - 1.0%
Getinge AB, B Shares	1,755	32,761
Thule Group AB	1,661	51,913

Total Sweden		84,674

Switzerland - 5.1%
Novartis AG	4,201	441,351

Taiwan - 1.6%
Feng TAY Enterprise Co., Ltd.*	6,662	44,941
Giant Manufacturing Co., Ltd.	6,329	46,722
Merida Industry Co., Ltd.	6,955	47,914

Total Taiwan		139,577

Thailand - 1.0%
Bangkok Dusit Medical Services PCL	51,450	43,215
Bumrungrad Hospital PCL	6,235	39,346

Total Thailand		82,561

United Kingdom - 5.3%
AstraZeneca PLC	2,833	407,739
Frasers Group PLC*	4,968	51,968

Total United Kingdom		459,707

United States - 70.6%
Abbott Laboratories	4,003	445,654
Acadia Healthcare Co., Inc.*	594	46,944
Alphabet, Inc., Class A*	3,304	438,507
Apple, Inc.	2,347	461,068
Boston Scientific Corp.*	2,422	125,581
Bristol-Myers Squibb Co.	6,452	401,250
Campbell Soup Co.	799	36,610
Centene Corp.*	922	62,779
Cytokinetics, Inc.*(a)	1,102	36,752
Dick’s Sporting Goods, Inc.	328	46,248
Edwards Lifesciences Corp.*	1,020	83,711
Elevance Health, Inc.	401	189,124
Eli Lilly & Co.	967	439,550
Encompass Health Corp.	687	45,363
Garmin Ltd.	397	42,038
General Mills, Inc.	993	74,217
HCA Healthcare, Inc.	346	94,392
Healthcare Services Group, Inc.	2,900	36,569
Inari Medical, Inc.*	698	39,835
Johnson & Johnson	2,668	446,970
Kellogg Co.	608	40,669
Lantheus Holdings, Inc.*	452	39,093
LivaNova PLC*	935	54,651
Medtronic PLC	2,255	197,899
Merit Medical Systems, Inc.*	506	37,783
Molina Healthcare, Inc.*	151	45,978
NIKE, Inc., Class B	3,830	422,794
Peloton Interactive, Inc., Class A*	5,976	58,027
Pentair PLC	715	49,693
Penumbra, Inc.*	134	40,650
Pfizer, Inc.	10,951	394,893
Planet Fitness, Inc., Class A*	621	41,942
Pool Corp.	126	48,477

Schedule of Investments – IQ Healthy Hearts ETF (continued)
July 31, 2023 (Unaudited)

	Shares	Value
Common Stocks (continued)
United States (continued)
Sanofi	1,874	$200,605
Select Medical Holdings Corp.	1,519	45,585
Shockwave Medical, Inc.*	147	38,308
Tenet Healthcare Corp.*	586	43,792
Topgolf Callaway Brands Corp.*(a)	2,404	48,008
Under Armour, Inc., Class A*	5,791	46,675
United Therapeutics Corp.*	199	48,301
UnitedHealth Group, Inc.	855	432,946
Vail Resorts, Inc.	171	40,269
VF Corp.	2,281	45,187
YETI Holdings, Inc.*(a)	1,128	48,053

Total United States		6,103,440

Total Common Stocks
(Cost $7,785,312)		8,623,166

Short-Term Investment — 0.4%

Money Market Fund — 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(b)(c)
(Cost $34,788)	34,788	34,788

Total Investments — 100.2%
(Cost $7,820,100)		8,657,954
Other Assets and Liabilities, Net — (0.2)%		(15,145)
Net Assets — 100.0%		$8,642,809

		% of
Industry	Value	Net Assets
Health Care	$5,749,817	66.5%
Consumer Discretionary	1,452,449	16.8
Information Technology	461,068	5.4
Communication Services	438,507	5.1
Consumer Staples	383,133	4.4
Industrials	138,192	1.6
Money Market Fund	34,788	0.4
Total Investments	$8,657,954	100.2%
Other Assets and Liabilities, Net	(15,145)	(0.2)
Total Net Assets	$8,642,809	100.0%

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $163,030; total market value of collateral held by the Fund was $165,957. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $131,169.
(b)	Reflects the 1-day yield at July 31, 2023.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments – IQ Healthy Hearts ETF (continued)
July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$8,623,166	$–	$–	$8,623,166
Short-Term Investment:
Money Market Fund	34,788	–	–	34,788
Total Investments in Securities	$8,657,954	$–	$–	$8,657,954

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended July 31, 2023 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.